Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	December 31, 2025	December 31, 2024

Software	$1,845,983	$1,181,561
Less: accumulated amortization	(767,309)	(669,821)
Intangible assets, net	$1,078,674	$511,740

Schedule of Estimated Amortization Expenses

The estimated amortization expenses for each of the five succeeding years is as follows:

Year ending December 31,	Amortization expense
2026	138,477
2027	138,167
2028	134,761
2029	134,760
2030	134,763
Thereafter	397,746
Total	$1,078,674